OTHER COMPREHENSIVE INCOME (Details 4) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income
Income tax expense	¥ (105,651)	¥ 449,884	¥ 1,003,441
Net loss	443,552	(600,511)	(1,370,638)
Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income
Net loss	112
Adjustments related to retirement and severance benefits | Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income
Net periodic pension costs	174
Income tax expense	(62)
Net loss	¥ 112